Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	16 Months Ended	18 Months Ended	23 Months Ended	32 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	75 Months Ended	81 Months Ended	90 Months Ended		92 Months Ended		109 Months Ended	111 Months Ended	113 Months Ended	114 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000150427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000150428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000082231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000082232
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000058929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000240316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000240317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000028367
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000028366
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000134188
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000028365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000028364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000134187
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000028363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000028362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000134186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000096533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000096534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000028371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000028370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000134190
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000220247
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000220245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000231513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000231514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000231515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000069022
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000069023
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000132106
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000132107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000136816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000156252
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000156253
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000156254
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000028361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000028360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000134185
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000193735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000193736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000135644
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000135645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000156255
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000156256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000028375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000028374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000134191
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000028377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000028376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000207194
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000207192
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000207193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000028359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000028358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000028379
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000028378
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000134193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
C000156258
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000156259
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000176375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000176376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
C000176377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Without Sales Load [Member] | C000150427
Average Annual Return [Line Items]
Average Annual Return, Percent		7.39%							4.51%											3.60%
Without Sales Load [Member] | C000150428
Average Annual Return [Line Items]
Average Annual Return, Percent		7.14%							4.29%											3.36%
Without Sales Load [Member] | C000082231
Average Annual Return [Line Items]
Average Annual Return, Percent		3.15%							5.84%													8.12%
Without Sales Load [Member] | C000082232
Average Annual Return [Line Items]
Average Annual Return, Percent		2.89%							5.56%													7.85%
Without Sales Load [Member] | C000058929
Average Annual Return [Line Items]
Average Annual Return, Percent		13.79%							5.26%													4.26%
Without Sales Load [Member] | C000058930
Average Annual Return [Line Items]
Average Annual Return, Percent		13.49%							4.98%													3.93%
Without Sales Load [Member] | C000240316
Average Annual Return [Line Items]
Average Annual Return, Percent		1.54%		7.05%
Without Sales Load [Member] | C000240317
Average Annual Return [Line Items]
Average Annual Return, Percent		1.18%		6.78%
Without Sales Load [Member] | C000028367
Average Annual Return [Line Items]
Average Annual Return, Percent		4.96%							7.38%													8.97%
Without Sales Load [Member] | C000028366
Average Annual Return [Line Items]
Average Annual Return, Percent		4.72%							7.10%													8.66%
Without Sales Load [Member] | C000134188
Average Annual Return [Line Items]
Average Annual Return, Percent		6.63%							7.79%						8.96%
Without Sales Load [Member] | C000028365
Average Annual Return [Line Items]
Average Annual Return, Percent		17.57%							12.54%													10.60%
Without Sales Load [Member] | C000028364
Average Annual Return [Line Items]
Average Annual Return, Percent		17.35%							12.26%													10.29%
Without Sales Load [Member] | C000134187
Average Annual Return [Line Items]
Average Annual Return, Percent		17.64%							12.53%													10.61%
Without Sales Load [Member] | C000028363
Average Annual Return [Line Items]
Average Annual Return, Percent		8.51%							2.47%													3.23%
Without Sales Load [Member] | C000028362
Average Annual Return [Line Items]
Average Annual Return, Percent		8.22%							2.22%													2.93%
Without Sales Load [Member] | C000134186
Average Annual Return [Line Items]
Average Annual Return, Percent		8.48%							2.52%							3.02%
Without Sales Load [Member] | C000096533
Average Annual Return [Line Items]
Average Annual Return, Percent		4.57%							1.17%													1.07%
Without Sales Load [Member] | C000096534
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%							0.97%													0.91%
Without Sales Load [Member] | C000028371
Average Annual Return [Line Items]
Average Annual Return, Percent		9.66%							5.61%													6.32%
Without Sales Load [Member] | C000028370
Average Annual Return [Line Items]
Average Annual Return, Percent		9.42%							5.30%													6.00%
Without Sales Load [Member] | C000134190
Average Annual Return [Line Items]
Average Annual Return, Percent		9.72%						4.79%
Without Sales Load [Member] | C000220247
Average Annual Return [Line Items]
Average Annual Return, Percent		12.31%					12.01%
Without Sales Load [Member] | C000220245
Average Annual Return [Line Items]
Average Annual Return, Percent		12.11%					11.72%
Without Sales Load [Member] | C000231513
Average Annual Return [Line Items]
Average Annual Return, Percent		10.38%				2.25%
Without Sales Load [Member] | C000231514
Average Annual Return [Line Items]
Average Annual Return, Percent		10.10%				2.01%
Without Sales Load [Member] | C000231515
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%	10.74%
Without Sales Load [Member] | C000069022
Average Annual Return [Line Items]
Average Annual Return, Percent		8.45%							1.05%													1.72%
Without Sales Load [Member] | C000069023
Average Annual Return [Line Items]
Average Annual Return, Percent		8.16%							0.79%													1.41%
Without Sales Load [Member] | C000132106
Average Annual Return [Line Items]
Average Annual Return, Percent		12.00%							0.63%													1.35%
Without Sales Load [Member] | C000132107
Average Annual Return [Line Items]
Average Annual Return, Percent		11.77%							0.37%													1.02%
Without Sales Load [Member] | C000136816
Average Annual Return [Line Items]
Average Annual Return, Percent		12.14%							0.67%		(0.67%)
Without Sales Load [Member] | C000156252
Average Annual Return [Line Items]
Average Annual Return, Percent		16.08%							4.78%								4.71%
Without Sales Load [Member] | C000156253
Average Annual Return [Line Items]
Average Annual Return, Percent		15.71%							4.48%								4.41%
Without Sales Load [Member] | C000156254
Average Annual Return [Line Items]
Average Annual Return, Percent		16.24%	14.56%
Without Sales Load [Member] | C000028361
Average Annual Return [Line Items]
Average Annual Return, Percent		17.01%							4.91%													2.20%
Without Sales Load [Member] | C000028360
Average Annual Return [Line Items]
Average Annual Return, Percent		16.65%							4.63%													1.93%
Without Sales Load [Member] | C000134185
Average Annual Return [Line Items]
Average Annual Return, Percent		17.00%							4.92%												3.70%
Without Sales Load [Member] | C000193735
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.14%)							7.55%			7.28%
Without Sales Load [Member] | C000193736
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.30%)							7.31%			7.02%
Without Sales Load [Member] | C000135644
Average Annual Return [Line Items]
Average Annual Return, Percent		13.49%							8.88%													8.39%
Without Sales Load [Member] | C000135645
Average Annual Return [Line Items]
Average Annual Return, Percent		13.20%							8.57%													8.07%
Without Sales Load [Member] | C000156255
Average Annual Return [Line Items]
Average Annual Return, Percent		18.53%							7.75%								5.05%
Without Sales Load [Member] | C000156256
Average Annual Return [Line Items]
Average Annual Return, Percent		18.35%							7.49%								4.77%
Without Sales Load [Member] | C000028375
Average Annual Return [Line Items]
Average Annual Return, Percent		8.41%							4.79%													3.26%
Without Sales Load [Member] | C000028374
Average Annual Return [Line Items]
Average Annual Return, Percent		8.14%							4.53%													3.00%
Without Sales Load [Member] | C000134191
Average Annual Return [Line Items]
Average Annual Return, Percent		8.46%							4.82%									3.91%
Without Sales Load [Member] | C000028377
Average Annual Return [Line Items]
Average Annual Return, Percent		6.63%							3.01%													2.29%
Without Sales Load [Member] | C000028376
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%							2.75%													1.99%
Without Sales Load [Member] | C000207194
Average Annual Return [Line Items]
Average Annual Return, Percent		8.97%							7.64%	10.58%
Without Sales Load [Member] | C000207192
Average Annual Return [Line Items]
Average Annual Return, Percent		8.70%							7.37%	10.28%
Without Sales Load [Member] | C000207193
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	11.95%
Without Sales Load [Member] | C000028359
Average Annual Return [Line Items]
Average Annual Return, Percent		2.13%							2.26%													2.33%
Without Sales Load [Member] | C000028358
Average Annual Return [Line Items]
Average Annual Return, Percent		1.87%							2.02%													2.07%
Without Sales Load [Member] | C000028379
Average Annual Return [Line Items]
Average Annual Return, Percent		7.02%							4.22%													3.47%
Without Sales Load [Member] | C000028378
Average Annual Return [Line Items]
Average Annual Return, Percent		6.75%							3.95%													3.20%
Without Sales Load [Member] | C000134193
Average Annual Return [Line Items]
Average Annual Return, Percent		7.01%							4.20%										4.50%
Without Sales Load [Member] | C000156258
Average Annual Return [Line Items]
Average Annual Return, Percent		8.69%							4.69%								5.87%
Without Sales Load [Member] | C000156259
Average Annual Return [Line Items]
Average Annual Return, Percent		8.35%							4.41%								5.57%
Without Sales Load [Member] | C000176375
Average Annual Return [Line Items]
Average Annual Return, Percent		6.31%							4.45%				4.60%
Without Sales Load [Member] | C000176376
Average Annual Return [Line Items]
Average Annual Return, Percent		5.81%							4.17%					4.29%
Without Sales Load [Member] | C000176377
Average Annual Return [Line Items]
Average Annual Return, Percent		6.36%			(0.07%)
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent		3.47%							0.11%											1.58%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent		3.47%							0.11%											1.58%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%							11.78%													9.16%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%							11.78%													9.16%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%							11.78%													9.16%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%							11.78%													9.16%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent		3.47%		3.88%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent		3.47%		3.88%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%							15.05%													12.86%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%							15.05%													12.86%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%							15.05%						14.81%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%							15.05%													12.86%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%							15.05%													12.86%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent		3.47%							0.11%													1.63%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent		3.47%							0.11%													1.63%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent		3.47%							0.11%							1.13%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent		3.47%							0.11%													1.63%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent		3.47%							0.11%													1.63%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%							14.14%													12.15%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%							14.14%													12.15%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%						13.21%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%					17.01%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%					17.01%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				6.50%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				6.50%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%	25.76%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%							3.10%													2.79%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%							3.10%													2.79%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%							3.10%													2.79%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%							3.10%		1.44%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%							3.10%								3.38%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%							3.10%								3.38%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%	10.78%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%							3.10%													2.79%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%							3.10%													2.79%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%							3.10%												3.83%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%							11.78%			10.53%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%							11.78%			10.53%
Lazard Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent		19.38%							10.76%													8.43%
Lazard Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent		19.38%							10.76%													8.43%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index
Average Annual Return, Percent		11.62%							5.55%								4.53%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index
Average Annual Return, Percent		11.62%							5.55%								4.53%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		11.54%							6.46%													4.33%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		11.54%							6.46%													4.33%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		11.54%							6.46%									5.23%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index
Average Annual Return, Percent		11.62%							5.55%													3.84%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index
Average Annual Return, Percent		11.62%							5.55%													3.84%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index
Average Annual Return, Percent		11.62%							5.55%	7.49%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index
Average Annual Return, Percent		11.62%							5.55%	7.49%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index
Average Annual Return, Percent		11.62%	11.59%
Lazard Index: MSCI EAFE IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI
Average Annual Return, Percent		11.02%							6.13%													4.31%
Lazard Index: MSCI EAFE IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI
Average Annual Return, Percent		11.02%							6.13%													4.31%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		11.54%							6.46%													4.33%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		11.54%							6.46%													4.33%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		11.54%							6.46%										5.88%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%							11.78%								9.67%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%							11.78%								9.67%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%							11.78%				11.62%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%							11.78%					11.67%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%			17.50%
Lazard Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Lazard Index: The ICE BofAML U.S. Convertible ex Mandatory Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The ICE BofAML U.S. Convertible ex Mandatory Index
Lazard Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Lazard Index: The ICE BofAML U.S. Convertible ex Mandatory Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The ICE BofAML U.S. Convertible ex Mandatory Index
Lazard Index: MSCI World Core Infrastructure (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Core Infrastructure (USD) Index
Lazard Index: MSCI World Core Infrastructure (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Core Infrastructure (USD) Index
Lazard Index: Global Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Asset Allocation Blended Index
Lazard Index: Global Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Asset Allocation Blended Index
Lazard Index: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index
Lazard Index: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Lazard Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Lazard Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Lazard Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Lazard Index: ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Treasury Index
Lazard Index: ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Treasury Index
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Lazard Index: MSCI ACWI ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Growth Index
Lazard Index: MSCI ACWI ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Growth Index
Lazard Index: MSCI ACWI ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Growth Index
Lazard Index: MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Lazard Index: MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Lazard Index: Real Assets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Assets Blend Index
Lazard Index: Real Assets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Assets Blend Index
Lazard Index: Real Assets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Assets Blend Index